Recoverable taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 5,403,241	R$ 4,690,277
Current	317,963	151,930
Non-current	R$ 346,093	346,137
IRPJ and CSLL [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
Recoverable income and social contribution taxes	R$ 664,056	498,067
Current	317,963	151,930
Non-current	346,093	346,137
ICMS State vat [Member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 1,394,916	1,416,708
ICMS State vat [Member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 3,863,682	3,172,417
Subsidiary Extrafarma [member] | PIS and COFINS (State VAT) [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
Subsidiaries [member] | ICMS State vat [Member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes reclassified to assets held for sale, net of provision for impairment losses	R$ 16,902	17,116
Subsidiaries Ipiranga and Ultragaz [member] | PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	814,319	R$ 1,686,836
Ipiranga [member] | PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	1,152,890
Ipiranga [member] | PIS and COFINS (State VAT) [member] | Other operating income (expenses) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	672,572
Ipiranga [member] | PIS and COFINS (State VAT) [member] | Financial income [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 480,318